DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2022
Deferred Income Taxes and Other Assets [Abstract]
DEFERRED INCOME TAXES [Text Block]

12. DEFERRED INCOME TAXES

On November 30, 2012, the Company changed its residency address from the USA to the British Virgin Islands("BVI"). The Company has no presence/nexus within the United States of America, nor any of its States and therefore is not required to file Income/Franchise, etc. tax returns in the United States of America, nor any of its States. The Company is not subject to any corporate income tax in the BVI. In Ghana, the Company is subject to a 35% income tax rate.

	2022	2021	2020
Pre tax income	$1,564,849	$2,303,646	$2,155,241

Tax at the BVI rate 0%	-	-	-
Tax in Ghana at 35%	745,787	806,761	446,612
Other	(6,043)	-	-
Temporary differences	60,256	281,431	(151,620)
Income tax	$800,000	$1,088,192	$294,992

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The major temporary differences that gave rise to the deferred tax assets and liabilities are as follows: net operating loss carryforwards (2020 tax year).

In evaluating the ability to recover the deferred tax assets within the jurisdiction from which they arise, the Company considered all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent financial operations. In projecting future taxable income, the Company began with historical results adjusted for changes in accounting policies and incorporates assumptions including the amount of future pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimate the Company are using to manage the underlying businesses. In evaluating the objective evidence that historical results provide, the Company consider three years of cumulative operating income. The Company has a small, deferred tax asset of $60,256 at December 31, 2022, created by applying the 35% Ghana tax rate to $172,160 of assets in Ghana. The Company's effective income tax rate differs than what would be expected if the Ghana statutory rate were applied to income before income taxes primarily because gains and losses in the BVI are not taxable income.